Dividends	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Dividends
9. Dividends

All figures in £ millions	2024	2023	2022
Final paid in respect of prior year 15.7p (2023: 14.9p; 2022: 14.2p)	107	106	107

Interim paid in respect of current year 7.4p (2023: 7.0p; 2022: 6.6p)	49	49	49
	156	155	156
The Directors are proposing a final dividend in respect of the financial year ended 31 December 2024 of
16.6
p per equity share which will absorb an estimated £
111
m of shareholders’ funds. It will be paid on
9 May 2025
to shareholders who are on the register of members on
21 March 2025
. These financial statements do not reflect this dividend as a liability.